Shareholder Report, Holdings (Details)	May 31, 2025
C000065113 | Government
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000065113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000065113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000065113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000065113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065113 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065113 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000065111 | Government
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000065111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000065111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000065111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000065111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000065111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065111 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000065111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000112018 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000112018 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112018 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112018 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000112018 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112018 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112018 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112018 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112018 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112018 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112018 | Government
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000112018 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000112018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112018 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112018 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112018 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000112018 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000012974 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000012974 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000012974 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000012974 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000012974 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012974 | Medical Devices
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012974 | Mass Merchants
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012974 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012974 | Other Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012974 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012974 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000188907 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000188907 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000188907 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000188907 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000188907 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000188907 | Medical Devices
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188907 | Mass Merchants
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000188907 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188907 | Other Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188907 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188907 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000065110 | United States
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000065110 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065110 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000065110 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065110 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000065110 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000065110 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000065110 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065110 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065110 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065110 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065110 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000065110 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000065110 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000065110 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000065110 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000065110 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065110 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065110 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065110 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065110 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188908 | United States
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000188908 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000188908 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000188908 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000188908 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000188908 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000188908 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000188908 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188908 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000188908 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188908 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188908 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000188908 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000188908 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000188908 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000188908 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000188908 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000188908 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188908 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188908 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188908 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065112 | Government
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000065112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000065112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000065112 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065112 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000065112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000065112 | US Government Agency
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000153268 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000153268 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153268 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153268 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153268 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153268 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000153268 | Finland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153268 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153268 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153268 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153267 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000153267 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153267 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153267 | France
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000153267 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000153267 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000153267 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153267 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153267 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153267 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153267 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153267 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000153267 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000153267 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153267 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000153267 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153267 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153267 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153267 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153267 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153267 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%